PREMISES AND EQUIPMENT (Tables)	12 Months Ended
Jun. 30, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
Premises and equipment at June 30 are comprised of the following:

(in thousands)	2014	2013

Land	$1,493	$1,493
Buildings and improvements	6,491	6,454
Furniture and equipment	2,159	1,949
Automobiles	64	29
	10,207	9,925
Less: accumulated depreciation	5,578	5,317
Balance at end of year	$4,629	$4,608